GUARANTEES AND INDEMNITIES	12 Months Ended
Dec. 31, 2011
GUARANTEES AND INDEMNITIES

28.         GUARANTEES AND INDEMNITIES

The company has, over time, provided various indemnities with respect to tax, environment, and employment liabilities, as well as general representations and warranties on sales of portions of its business, acquisitions, and commodity contracts. Significant existing indemnities are listed below. Although existing indemnities, warranties and representations may be significantly affected by the creditor protection proceedings entered into on January 31, 2012, the impact isn’t presently determinable. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

(a)          In connection with the acquisition of the company’s paper recycling operation in December 2003, the company provided an indemnity in respect of the shares that were issued to the vendors as part of the purchase price. The company does not expect any significant claims with respect to this indemnity. The company has also provided indemnities with respect to general environmental matters under its lease of the land and buildings. The company has agreed to indemnify the landlord for all costs, claims and damages related to any release by the company of any hazardous substances on the property or the breach by the company of its environmental covenants under the lease or any environmental laws. This indemnity is indefinite and survives after the lease is terminated. The company is not liable for pre-existing environmental conditions.

(b)          The company has entered into a building lease agreement whereby it has agreed to continue making the prescribed lease payments directly to the financial institution holding the mortgage on the building in the event the lessor is no longer able to meet its contractual obligations (note 6). As at December 31, 2011, the value of the mortgage was $4.8 million (2010 – $6.4 million). This agreement does not increase the company’s liability beyond the obligation under the building lease.

At December 31, 2011, the company is unable to estimate the potential maximum liabilities for these types of indemnification guarantees as the amounts are contingent upon the outcome of future events, the nature and likelihood of which cannot be reasonably estimated at this time. Accordingly, no provisions have been recorded. These indemnifications have not resulted in a significant expense in the past.